STOCK SUBSCRIPTIONS PAYABLE (Details Narrative)	Dec. 31, 2020 USD ($) shares
STOCK SUBSCRIPTIONS PAYABLE (Details Narrative)
Stock subscriptions payable of common shares | shares	147,587
Stock subscriptions payable | $	$ 253,685
Stock subscriptions payable to related parties | $	$ 111,024
Stock subscriptions payable to related parties of common shares | shares	60,087